Nontrade Receivables and Allowance for Credit Losses (Detail) (Non Trade Receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 141	$ 123
Allowance for credit losses	(18)	(15)	(40)
Net nontrade receivable	123	108
Agents
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	18	15
Allowance for credit losses	(18)	(15)
Reinsurer
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	123	108
Net nontrade receivable	$ 123	$ 108